Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2018
Basis of Presentation and General Information
Basis of Presentation and General Information:

1.Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of DryShips Inc. and its subsidiaries (collectively, the “Company” or “DryShips”). DryShips was formed on September 9, 2004 under the laws of the Republic of the Marshall Islands. The Company is a diversified owner and operator of ocean going cargo vessels and through June 8, 2015, also provided drilling services through Ocean Rig UDW Inc. ("Ocean Rig") (Notes 4, 10). From June 8, 2015 through April 5, 2016, Ocean Rig was considered as an affiliated entity and not as a controlled subsidiary of the Company. As a result, Ocean Rig was accounted for under the equity method and its assets and liabilities were not consolidated in the Company's balance sheet as of December 31, 2015 and 2016. On April 5, 2016, the Company sold all of its shares in Ocean Rig, to a subsidiary of Ocean Rig and as of that date, the Company no longer holds any equity interest in Ocean Rig. Accordingly, additional disclosures for Ocean Rig have not been included, in the accompanying consolidated financial statements.

In August 2017, the Company acquired all the outstanding shares of an entity that holds a 49% interest in Heidmar Holdings LLC (“Heidmar”), a leading commercial tanker pool operator (Note 4). As of August 29, 2017, Heidmar was considered an affiliated entity of the Company (Notes 4, 10).

Adoption of new revenue and lease guidance

On January 1, 2018, the Company adopted ASU 2014-09, “Revenue from Contracts with Customers” (ASC 606), as amended, and elected to apply the modified retrospective method only to contracts that were not completed at January 1, 2018, the date of initial application. The prior period comparative information has not been restated and continues to be reported under the accounting guidance in effect for those periods. Under the new guidance, the Company changed its recognition method of revenue from voyage charters from the discharge-to-discharge method to the loading-to-discharge method. In addition, under the new guidance, the Company began to recognize an asset for contract fulfillment costs.

The Company elected to early adopt ASU No. 2016-02, “Leases” (ASC 842), as amended, in the fourth quarter of 2018 with adoption reflected as of January 1, 2018, the beginning of the annual period in accordance with ASC 250, using the modified retrospective method, and elected to apply the additional and optional transition method to existing leases at the beginning of the period of adoption of January 1, 2018. The prior period comparative information has not been restated and continues to be reported under the accounting guidance in effect for those periods (ASC 840), including the disclosure requirements. Under the new guidance, the Company elected certain practical expedients which allowed the Company’s existing lease arrangements, in which it was a lessor, classified as operating leases under ASC 840 to continue to be classified as operating leases under ASC 842. The Company did not have any lease arrangements in which it was a lessee at the adoption date. In addition, the Company made an accounting policy election to recognize an asset for contract fulfillment costs. The cumulative effect of initially applying the new revenue recognition and lease guidance to the consolidated financial statements on January 1, 2018 was as follows:

Consolidated Balance Sheets	December 31, 2017	Cumulative effect from adopting ASC 606	Cumulative effect from adopting ASC 842	January 1, 2018
Assets
Trade accounts receivable, net of allowance for doubtful receivables	$14,526	$(1,350)	$-	$13,176
Other current assets (includes deferred contract costs)	$12,279	$235	$185	$12,699

Liabilities
Accrued liabilities	$4,758	$(87)	$-	$4,671
Deferred Revenue	$865	$-	$868	$1,733

Stockholders’ Equity
Accumulated deficit	$(3,360,090)	$(1,028)	$(683)	$(3,361,801)

Refer to Notes 2(w), 2(z), 17 for further discussion.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation including: (i) reclassifications between “Other, net” and “Vessels’ operating expenses” in the accompanying consolidated statements of operations and (ii) removal of “Decrease/(Increase) in restricted cash” from investing activities in the consolidated statements of cash flows (Note 2(s)).

Reverse stock splits

On January 23, 2017, the Company effected a 1-for-8 reverse stock split of its issued common stock. In connection with the reverse stock split four fractional shares were cashed out. On April 11, 2017, the Company effected a 1-for-4 reverse stock split of its issued common stock. In connection with the reverse stock split two fractional shares were cashed out. On May 11, 2017, the Company effected a 1-for-7 reverse stock split of its issued common stock. In connection with the reverse stock split three fractional shares were cashed out. On June 22, 2017, the Company effected a 1-for-5 reverse stock split of its issued common stock. In connection with the reverse stock split two fractional shares were cashed out. Finally on July 21, 2017, the Company effected a 1-for-7 reverse stock split of its issued common stock. In connection with the reverse stock split two fractional shares were cashed out. All share and per share amounts disclosed in the consolidated financial statements and notes give effect to these reverse stock splits retroactively, for all periods presented.

Customers’ concentration

Customers individually accounting for more than 10% of the Company’s voyage revenues during the years ended December 31, 2016, 2017 and 2018, were as follows:

	Year ended December 31,
	2016	2017	2018
Customer A – Offshore support segment	37%	-	-
Customer B – Tanker & Gas carrier segments	-	-	13.5%